CONDENSED CONSOLIDATED STATEMENTS OF REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS (DEFICIT) EQUITY - USD ($) shares in Thousands, $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	(Accumulated Deficit) Retained Earnings [Member]	Redeemable Convertible Preferred Stock
Beginning balance, shares at Dec. 31, 2013		4,959
Temporary equity, beginning balance, shares at Dec. 31, 2013					24,177
Beginning balance at Dec. 31, 2013	$ (38,800)	$ 1		$ (38,801)
Temporary equity, beginning balance at Dec. 31, 2013					$ 62,054
Accretion of preferred stock issuance costs	(98)		$ (98)		98
Accretion to redemption value	(4,275)		(379)	(3,896)	$ 4,275
Temporary equity, ending balance, shares at Dec. 31, 2014					24,177
Temporary equity, ending balance at Dec. 31, 2014					$ 66,427
Vesting of restricted common stock, shares		910
Exercise of common stock options, shares		269
Exercise of common stock options	70		70
Stock-based compensation expense	407		407
Net income	13,520			13,520
Ending balance, in shares at Dec. 31, 2014		6,138
Ending balance at Dec. 31, 2014	(29,176)	$ 1		(29,177)
Accretion of preferred stock issuance costs	(40)		(40)		40
Accretion to redemption value	(2,119)		(368)	(1,751)	$ 2,119
Temporary equity, ending balance, shares at Jun. 30, 2015					24,177
Temporary equity, ending balance at Jun. 30, 2015					$ 68,586
Vesting of restricted common stock, shares		98
Vesting of restricted common stock	0	$ 0	0	0
Exercise of common stock options, shares		247
Exercise of common stock options	93		93
Stock-based compensation expense	315		315
Net income	9,044			9,044
Ending balance, in shares at Jun. 30, 2015		6,483
Ending balance at Jun. 30, 2015	(21,883)	$ 1		(21,884)
Beginning balance, shares at Dec. 31, 2014		6,138
Temporary equity, beginning balance, shares at Dec. 31, 2014					24,177
Beginning balance at Dec. 31, 2014	(29,176)	$ 1		(29,177)
Temporary equity, beginning balance at Dec. 31, 2014					$ 66,427
Accretion of preferred stock issuance costs	(80)		(80)		80
Accretion to redemption value	$ (4,273)		(945)	(3,328)	$ 4,273
Temporary equity, ending balance, shares at Dec. 31, 2015	24,177				24,177
Temporary equity, ending balance at Dec. 31, 2015					$ 70,780
Vesting of restricted common stock, shares		130
Exercise of common stock options, shares	401	401
Exercise of common stock options	$ 200		200
Stock-based compensation expense	825		825
Net income	40,520			40,520
Ending balance, in shares at Dec. 31, 2015		6,669
Ending balance at Dec. 31, 2015	8,016	$ 1		8,015
Accretion of preferred stock issuance costs	(94)		(94)		94
Accretion to redemption value	(1,628)		(950)	(678)	$ 1,628
Conversion of redeemable convertible preferred stock into common stock upon initial public offering, shares		24,177			(24,177)
Conversion of redeemable convertible preferred stock into common stock upon initial public offering	72,502	$ 2	72,500		$ (72,502)
Reclassification of preferred stock warrant liability into additional paid-in capital upon conversion to common stock warrants	6,615		6,615
Issuance of common stock in relation to initial public offering, net of offering costs incurred of $3,824, shares		4,570
Issuance of common stock in relation to initial public offering, net of offering costs incurred of $3,824	93,933	$ 1	93,932
Vesting of restricted common stock, shares		43
Vesting of restricted common stock	$ 0	$ 0	0	0
Exercise of common stock options, shares	200	200
Exercise of common stock options	$ 283		283
Stock-based compensation expense	9,461		9,461
Net income	32,195			32,195
Ending balance, in shares at Jun. 30, 2016		35,659
Ending balance at Jun. 30, 2016	$ 221,283	$ 4	$ 181,747	$ 39,532